Equity Accounted Investees, Other Investments and Non-Current Accounts Receivable (Tables)	12 Months Ended
Dec. 31, 2019
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Summary of Main Investments in Common Shares of Associates
As of December 31, 2019 and 2018, the investments in common shares of associates were as follows:

	Activity	Country	%		2019	2018
Camcem, S.A. de C.V.	Cement	Mexico	40.1	$	229	208
Concrete Supply Co. LLC	Concrete	United States	40.0		75	66
Lehigh White Cement Company	Cement	United States	36.8		64	60
Société d’Exploitation de Carrières	Aggregates	France	50.0		17	16
Société Méridionale de Carrières	Aggregates	France	33.3		15	16
Akmenes Cementas AB	Cement	Lithuania	37.8		0	27
Cemento Interoceánico, S.A.	Cement	Panama	25.0		0	8
Other companies	0	0	0		81	83

				$	481	484

Out of which:
Book value at acquisition date				$	331	368
Changes in stockholders’ equity				$	150	116

Summary of Combined Condensed Statement of Financial Position
Combined condensed statement of financial position information of CEMEX’s associates as of December 31, 2019 and 2018 is set forth below:

	2019	2018
Current assets	$982	849
Non-current assets	1,757	1,674

Total assets	2,739	2,523

Current liabilities	326	289
Non-current liabilities	898	879

Total liabilities	1,224	1,168

Total net assets	$1,515	1,355

Summary of Combined Selected Information of the Statements of Operations
Combined selected information of the statements of operations of CEMEX’s associates in 2019, 2018 and 2017 is set forth below:

	2019	2018	2017
Sales	$1,600	1,449	1,433
Operating earnings	237	224	227
Income before income tax	158	110	125
Net income	118	86	97

Summary of Share of Profit of Equity Accounted Investees by Reportable Segment
The share of equity accounted investees by reportable segment in the income statements for 2019, 2018 and 2017 is detailed as follows:

	2019	2018	2017
Mexico	$23	13	15
United States	18	15	14
Europe	10	7	6
Corporate and others	(2)	(1)	(2)

	$49	34	33

Summary of Other Investments and Non-current Accounts Receivable
As of December 31, 2019 and 2018, consolidated other investments and non-current
accounts receivable were summarized as follows:

	2019	2018
Non-current accounts receivable 1	$197	220
Investments at fair value through the income statement 2	34	22
Non-current portion of valuation of derivative financial instruments (note 16.4)	2	15
Investments in strategic equity securities 3	3	11

	$236	268

1
Includes, among other items: a) accounts receivable from investees and joint ventures of $32 in 2019 and $65 in 2018, b) advances to suppliers of fixed assets of $32 in 2019 and $45 in 2018, c) employee prepaid compensation of $7 in 2019 and $6 in 2018, d) refundable taxes of $10 in 2019 and $13 in 2018
;
and e) warranty deposits of $33 in 2019 and $20 in 2018.

2	Refers to investments in private funds and investments related to employee’ savings funds. In 2019 and 2018, no contributions were made to such private funds.
3	This line item refers mainly to a strategic investment in CPOs of Axtel, S.A.B. de C.V. (“Axtel”). This investment is recognized at fair value through other comprehensive income.